Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Measurements from Brokers or Third Party Pricing Services
Table 17.1 presents unadjusted fair value measurements provided by brokers or third-party pricing services fair value hierarchy level . Fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value recorded in our financial statements are excluded from Table 17.1.

Table 17.1: Fair Value Measurements by Brokers or Third-Party Pricing Services

	Brokers			Third-party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
December 31, 2015
Trading assets (excluding derivatives)	$—	—	—	—	5	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	32,868	3,382	—
Securities of U.S. states and political subdivisions	—	—	—	—	48,443	51
Mortgage-backed securities	—	226	—	—	126,525	73
Other debt securities (1)	—	503	409	—	48,721	345
Total debt securities	—	729	409	32,868	227,071	469
Total marketable equity securities	—	—	—	—	484	—
Total available-for-sale securities	—	729	409	32,868	227,555	469
Derivatives (trading and other assets)	—	—	—	—	224	—
Derivatives (liabilities)	—	—	—	—	(221)	—
Other liabilities	—	—	—	—	(1)	—
December 31, 2014
Trading assets (excluding derivatives)	$—	—	—	2	105	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	19,899	5,905	—
Securities of U.S. states and political subdivisions	—	—	—	—	42,666	61
Mortgage-backed securities	—	152	—	—	135,997	133
Other debt securities (1)	—	1,035	601	—	41,933	541
Total debt securities	—	1,187	601	19,899	226,501	735
Total marketable equity securities	—	—	—	—	569	—
Total available-for-sale securities	—	1,187	601	19,899	227,070	735
Derivatives (trading and other assets)	—	1	—	—	290	—
Derivatives (liabilities)	—	(1)	—	—	(292)	—
Other liabilities	—	—	—	—	(1)	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 17.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2015
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$13,357	3,469	—		—		16,826
Securities of U.S. states and political subdivisions	—	1,667	8		—		1,675
Collateralized loan and other debt obligations (1)	—	346	343		—		689
Corporate debt securities	—	7,909	56		—		7,965
Mortgage-backed securities	—	20,619	—		—		20,619
Asset-backed securities	—	1,005	—		—		1,005
Equity securities	15,010	101	—		—		15,111
Total trading securities (2)	28,367	35,116	407		—		63,890
Other trading assets	—	891	34		—		925
Total trading assets (excluding derivatives)	28,367	36,007	441		—		64,815
Securities of U.S. Treasury and federal agencies	32,868	3,382	—		—		36,250
Securities of U.S. states and political subdivisions	—	48,490	1,500	(3)	—		49,990
Mortgage-backed securities:
Federal agencies	—	104,546	—		—		104,546
Residential	—	8,557	1		—		8,558
Commercial	—	14,015	73		—		14,088
Total mortgage-backed securities	—	127,118	74		—		127,192
Corporate debt securities	54	14,952	405		—		15,411
Collateralized loan and other debt obligations (4)	—	30,402	565	(3)	—		30,967
Asset-backed securities:
Auto loans and leases	—	15	—		—		15
Home equity loans	—	414	—		—		414
Other asset-backed securities	—	4,290	1,182	(3)	—		5,472
Total asset-backed securities	—	4,719	1,182		—		5,901
Other debt securities	—	10	—		—		10
Total debt securities	32,922	229,073	3,726		—		265,721
Marketable equity securities:
Perpetual preferred securities	434	484	—		—		918
Other marketable equity securities	719	—	—		—		719
Total marketable equity securities	1,153	484	—		—		1,637
Total available-for-sale securities	34,075	229,557	3,726		—		267,358
Mortgages held for sale	—	12,457	1,082		—		13,539
Loans held for sale	—	—	—		—		—
Loans	—	—	5,316		—		5,316
Mortgage servicing rights (residential)	—	—	12,415		—		12,415
Derivative assets:
Interest rate contracts	16	62,390	319		—		62,725
Commodity contracts	—	4,623	36		—		4,659
Equity contracts	3,726	2,907	966		—		7,599
Foreign exchange contracts	48	8,899	—		—		8,947
Credit contracts	—	375	275		—		650
Netting	—	—	—		(66,924)	(5)	(66,924)
Total derivative assets (6)	3,790	79,194	1,596		(66,924)		17,656
Other assets	—	—	3,088		—		3,088
Total assets recorded at fair value	$66,232	357,215	27,664		(66,924)		384,187
Derivative liabilities:
Interest rate contracts	$(41)	(57,905)	(31)		—		(57,977)
Commodity contracts	—	(5,495)	(24)		—		(5,519)
Equity contracts	(704)	(3,027)	(1,077)		—		(4,808)
Foreign exchange contracts	(37)	(10,896)	—		—		(10,933)
Credit contracts	—	(351)	(278)		—		(629)
Other derivative contracts	—	—	(58)		—		(58)
Netting	—	—	—		66,004	(5)	66,004
Total derivative liabilities (6)	(782)	(77,674)	(1,468)		66,004		(13,920)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(8,621)	(1,074)	—		—		(9,695)
Securities of U.S. states and political subdivisions	—	—	—		—		—
Corporate debt securities	—	(4,209)	—		—		(4,209)
Equity securities	(1,692)	(4)	—		—		(1,696)
Other securities	—	(70)	—		—		(70)
Total short sale liabilities	(10,313)	(5,357)	—		—		(15,670)
Other liabilities (excluding derivatives)	—	—	(30)		—		(30)
Total liabilities recorded at fair value	$(11,095)	(83,031)	(1,498)		66,004		(29,620)

(1)	The entire balance is collateralized loan obligations.

(2)
Net gains from trading activities recognized in the income statement for the year ended December 31, 2015, include $1.0 billion in net unrealized losses on trading securities held at December 31, 2015.

(3)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(4)	Includes collateralized debt obligations of $257 million.

(5)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(6)	Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2014
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$10,506	3,886	—		—		14,392
Securities of U.S. states and political subdivisions	—	1,537	7		—		1,544
Collateralized loan and other debt obligations (1)	—	274	445		—		719
Corporate debt securities	—	7,517	54		—		7,571
Mortgage-backed securities	—	16,273	—		—		16,273
Asset-backed securities	—	776	79		—		855
Equity securities	18,512	38	10		—		18,560
Total trading securities (2)	29,018	30,301	595		—		59,914
Other trading assets	—	1,398	55		—		1,453
Total trading assets (excluding derivatives)	29,018	31,699	650		—		61,367
Securities of U.S. Treasury and federal agencies	19,899	5,905	—		—		25,804
Securities of U.S. states and political subdivisions	—	42,667	2,277	(3)	—		44,944
Mortgage-backed securities:
Federal agencies	—	110,089	—		—		110,089
Residential	—	9,245	24		—		9,269
Commercial	—	16,885	109		—		16,994
Total mortgage-backed securities	—	136,219	133		—		136,352
Corporate debt securities	83	14,451	252		—		14,786
Collateralized loan and other debt obligations (4)	—	24,274	1,087	(3)	—		25,361
Asset-backed securities:
Auto loans and leases	—	31	245	(3)	—		276
Home equity loans	—	662	—		—		662
Other asset-backed securities	—	4,189	1,372	(3)	—		5,561
Total asset-backed securities	—	4,882	1,617		—		6,499
Other debt securities	—	20	—		—		20
Total debt securities	19,982	228,418	5,366		—		253,766
Marketable equity securities:
Perpetual preferred securities (5)	468	569	663	(3)	—		1,700
Other marketable equity securities	1,952	24	—		—		1,976
Total marketable equity securities	2,420	593	663		—		3,676
Total available-for-sale securities	22,402	229,011	6,029		—		257,442
Mortgages held for sale	—	13,252	2,313		—		15,565
Loans held for sale	—	1	—		—		1
Loans	—	—	5,788		—		5,788
Mortgage servicing rights (residential)	—	—	12,738		—		12,738
Derivative assets:
Interest rate contracts	27	63,306	365		—		63,698
Commodity contracts	—	7,438	23		—		7,461
Equity contracts	4,102	3,544	1,359		—		9,005
Foreign exchange contracts	65	7,339	—		—		7,404
Credit contracts	—	440	466		—		906
Netting	—	—	—		(65,869)	(6)	(65,869)
Total derivative assets (7)	4,194	82,067	2,213		(65,869)		22,605
Other assets	—	—	2,593		—		2,593
Total assets recorded at fair value	$55,614	356,030	32,324		(65,869)		378,099
Derivative liabilities:
Interest rate contracts	(29)	(59,958)	(72)		—		(60,059)
Commodity contracts	—	(7,680)	(22)		—		(7,702)
Equity contracts	(1,290)	(4,305)	(1,443)		—		(7,038)
Foreign exchange contracts	(60)	(7,767)	—		—		(7,827)
Credit contracts	—	(456)	(655)		—		(1,111)
Other derivative contracts	—	—	(44)		—		(44)
Netting	—	—	—		65,043	(6)	65,043
Total derivative liabilities (7)	(1,379)	(80,166)	(2,236)		65,043		(18,738)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(7,043)	(1,636)	—		—		(8,679)
Securities of U.S. states and political subdivisions	—	(26)	—		—		(26)
Corporate debt securities	—	(5,055)	—		—		(5,055)
Equity securities	(2,259)	(2)	—		—		(2,261)
Other securities	—	(73)	(6)		—		(79)
Total short sale liabilities	(9,302)	(6,792)	(6)		—		(16,100)
Other liabilities (excluding derivatives)	—	—	(28)		—		(28)
Total liabilities recorded at fair value	$(10,681)	(86,958)	(2,270)		65,043		(34,866)

(1)	The entire balance is collateralized loan obligations.

(2)	Net gains from trading activities recognized in the income statement for the year ended December 31, 2014, include $211 million in net unrealized gains on trading securities held at December 31, 2014.

(3)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(4)	Includes collateralized debt obligations of $500 million.

(5)	Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information.

(6)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(7)	Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

Fair Value, Transfers Between Fair Value Levels
Transfers into and out of Level 1, Level 2, and Level 3 for the periods presented are provided within Table 17.3. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

Table 17.3: Transfers Between Fair Value Levels

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2015
Trading assets (excluding derivatives)	$15	(9)	103	(28)	13	(94)	—
Available-for-sale securities (2)	—	—	76	(8)	8	(76)	—
Mortgages held for sale	—	—	471	(194)	194	(471)	—
Loans	—	—	—	—	—	—	—
Net derivative assets and liabilities (3)	—	—	48	15	(15)	(48)	—
Short sale liabilities	(1)	1	(1)	1	—	—	—
Total transfers	$14	(8)	697	(214)	200	(689)	—
Year ended December 31, 2014
Trading assets (excluding derivatives)	$—	(11)	70	(31)	31	(59)	—
Available-for-sale securities	—	(8)	370	(148)	148	(362)	—
Mortgages held for sale	—	—	229	(440)	440	(229)	—
Loans	—	—	49	(270)	270	(49)	—
Net derivative assets and liabilities (4)	—	—	(134)	20	(20)	134	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$—	(19)	584	(869)	869	(565)	—
Year ended December 31, 2013
Trading assets (excluding derivatives) (5)	$—	(242)	535	(56)	52	(289)	—
Available-for-sale securities (5) (6)	17	—	12,830	(117)	100	(12,830)	—
Mortgages held for sale	—	—	343	(336)	336	(343)	—
Loans	—	—	193	—	—	(193)	—
Net derivative assets and liabilities (4)	—	—	(142)	13	(13)	142	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$17	(242)	13,759	(496)	475	(13,513)	—

(1)	All transfers in and out of Level 3 are disclosed within the recurring Level 3 rollforward tables in this Note.

(2)
Transfers out of Level 3 exclude $640 million in auction rate perpetual preferred equity securities that were transferred in second quarter 2015 from available-for-sale securities to nonmarketable equity investments in other assets. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for additional information.

(3)
Includes net derivatives assets that were transferred from Level 3 to Level 2 due to increased observable market data. Also includes net derivative liabilities that were transferred from Level 2 to Level 3 due to a decrease in observable market data.

(4)
Includes net derivative liabilities that were transferred from Level 3 to Level 2 due to increased observable market data. Also includes net derivative liabilities that were transferred from Level 2 to Level 3 due to a decrease in observable market data.

(5)
Consists of $231 million of collateralized loan obligations classified as trading assets and $12.5 billion classified as available-for-sale securities that we transferred from Level 3 to Level 2 in 2013 as a result of increased observable market data in the valuation of such instruments.

(6)
Transfers out of available-for-sale securities classified as Level 3 exclude $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015, are presented in Table 17.4.

Table 17.4: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2015

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2015
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$7	—	—	1	—	—	8	—
Collateralized loan and other debt obligations	445	8	—	(110)	—	—	343	(28)
Corporate debt securities	54	2	—	—	12	(12)	56	(2)
Mortgage-backed securities	—	1	—	(1)	—	—	—	1
Asset-backed securities	79	16	—	(14)	—	(81)	—	—
Equity securities	10	1	—	(11)	—	—	—	—
Total trading securities	595	28	—	(135)	12	(93)	407	(29)
Other trading assets	55	3	—	(24)	1	(1)	34	(14)
Total trading assets (excluding derivatives)	650	31	—	(159)	13	(94)	441	(43)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	2,277	6	(16)	(691)	—	(76)	1,500	(5)
Mortgage-backed securities:
Residential	24	5	(6)	(22)	—	—	1	—
Commercial	109	12	(18)	(30)	—	—	73	(2)
Total mortgage-backed securities	133	17	(24)	(52)	—	—	74	(2)
Corporate debt securities	252	12	(46)	179	8	—	405	(32)
Collateralized loan and other debt obligations	1,087	218	(169)	(571)	—	—	565	—
Asset-backed securities:
Auto loans and leases	245	—	19	(264)	—	—	—	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,372	2	(13)	(179)	—	—	1,182	(1)
Total asset-backed securities	1,617	2	6	(443)	—	—	1,182	(1)
Total debt securities	5,366	255	(249)	(1,578)	8	(76)	3,726	(40)	(4)
Marketable equity securities:
Perpetual preferred securities	663	3	(2)	(24)	—	(640)	—	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	663	3	(2)	(24)	—	(640)	—	—	(5)
Total available-for-sale securities	6,029	258	(251)	(1,602)	8	(716)	3,726	(40)
Mortgages held for sale	2,313	23	—	(977)	194	(471)	1,082	(23)	(6)
Loans	5,788	(128)	—	(344)	—	—	5,316	(117)	(6)
Mortgage servicing rights (residential) (7)	12,738	(1,870)	—	1,547	—	—	12,415	214	(6)
Net derivative assets and liabilities:
Interest rate contracts	293	1,132	—	(1,137)	—	—	288	97
Commodity contracts	1	7	—	6	(2)	—	12	10
Equity contracts	(84)	116	—	(82)	(13)	(48)	(111)	74
Foreign exchange contracts	—	—	—	—	—	—	—	—
Credit contracts	(189)	19	—	167	—	—	(3)	10
Other derivative contracts	(44)	(15)	—	1	—	—	(58)	(15)
Total derivative contracts	(23)	1,259	—	(1,045)	(15)	(48)	128	176	(8)
Other assets	2,593	443	—	52	—	—	3,088	457	(3)
Short sale liabilities	(6)	—	—	6	—	—	—	—	(3)
Other liabilities (excluding derivatives)	(28)	(13)	—	11	—	—	(30)	—	(6)

(1)	See Table 17.5 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014, are summarized in Table 17.6.

Table 17.6: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2014

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2014
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$39	1	—	(2)	—	(31)	7	—
Collateralized loan and other debt obligations	541	36	—	(121)	4	(15)	445	(48)
Corporate debt securities	53	—	—	(21)	26	(4)	54	1
Mortgage-backed securities	1	—	—	2	—	(3)	—	—
Asset-backed securities	122	32	—	(70)	—	(5)	79	32
Equity securities	13	—	—	(3)	—	—	10	—
Total trading securities	769	69	—	(215)	30	(58)	595	(15)
Other trading assets	54	(10)	—	11	1	(1)	55	(1)
Total trading assets (excluding derivatives)	823	59	—	(204)	31	(59)	650	(16)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	3,214	21	(86)	(569)	59	(362)	2,277	(2)
Mortgage-backed securities:
Residential	64	11	(5)	(46)	—	—	24	—
Commercial	138	9	(1)	(37)	—	—	109	(4)
Total mortgage-backed securities	202	20	(6)	(83)	—	—	133	(4)
Corporate debt securities	281	25	(25)	(29)	—	—	252	—
Collateralized loan and other debt obligations	1,420	117	(47)	(403)	—	—	1,087	(2)
Asset-backed securities:
Auto loans and leases	492	—	(33)	(214)	—	—	245	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,657	5	(6)	(373)	89	—	1,372	—
Total asset-backed securities	2,149	5	(39)	(587)	89	—	1,617	—
Total debt securities	7,266	188	(203)	(1,671)	148	(362)	5,366	(8)	(4)
Marketable equity securities:
Perpetual preferred securities	729	8	(29)	(45)	—	—	663	—
Other marketable equity securities	—	4	—	(4)	—	—	—	—
Total marketable equity securities	729	12	(29)	(49)	—	—	663	—	(5)
Total available-for-sale securities	7,995	200	(232)	(1,720)	148	(362)	6,029	(8)
Mortgages held for sale	2,374	4	—	(276)	440	(229)	2,313	7	(6)
Loans	5,723	(52)	—	(104)	270	(49)	5,788	(32)	(6)
Mortgage servicing rights (residential) (7)	15,580	(4,031)	—	1,189	—	—	12,738	(2,122)	(6)
Net derivative assets and liabilities:
Interest rate contracts	(40)	1,588	—	(1,255)	—	—	293	317
Commodity contracts	(10)	(21)	—	(2)	(3)	37	1	(1)
Equity contracts	(46)	96	—	(214)	(17)	97	(84)	(42)
Foreign exchange contracts	9	5	—	(14)	—	—	—	—
Credit contracts	(375)	26	—	160	—	—	(189)	(38)
Other derivative contracts	(3)	(41)	—	—	—	—	(44)	(40)
Total derivative contracts	(465)	1,653	—	(1,325)	(20)	134	(23)	196	(8)
Other assets	1,503	514	—	576	—	—	2,593	(8)	(3)
Short sale liabilities	—	1	—	(7)	—	—	(6)	1	(3)
Other liabilities (excluding derivatives)	(39)	(10)	—	21	—	—	(28)	(1)	(6)

(1)	See Table 17.7 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013 are summarized in Table 17.8.

Table 17.8: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2013

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2013
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$46	3	—	(10)	—	—	39	—
Collateralized loan and other debt obligations	742	67	—	(37)	—	(231)	541	(33)
Corporate debt securities	52	9	—	(1)	13	(20)	53	6
Mortgage-backed securities	6	1	—	9	—	(15)	1	1
Asset-backed securities	138	16	—	(35)	25	(22)	122	15
Equity securities	3	—	—	(3)	13	—	13	—
Total trading securities	987	96	—	(77)	51	(288)	769	(11)
Other trading assets	76	(22)	—	—	1	(1)	54	(8)
Total trading assets (excluding derivatives)	1,063	74	—	(77)	52	(289)	823	(19)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	3,631	11	(85)	(182)	53	(214)	3,214	—
Mortgage-backed securities:
Residential	94	17	(1)	(40)	—	(6)	64	—
Commercial	203	(13)	28	(58)	—	(22)	138	(8)
Total mortgage-backed securities	297	4	27	(98)	—	(28)	202	(8)
Corporate debt securities	274	10	(10)	(13)	23	(3)	281	—
Collateralized loan and other debt obligations	13,188	8	124	625	—	(12,525)	1,420	—
Asset-backed securities:
Auto loans and leases	5,921	(1)	(34)	(1,067)	—	(4,327)	492	—
Home equity loans	51	3	(1)	(5)	—	(48)	—	—
Other asset-backed securities	3,283	27	19	31	24	(1,727)	1,657	(7)
Total asset-backed securities	9,255	29	(16)	(1,041)	24	(6,102)	2,149	(7)	(4)
Total debt securities	26,645	62	40	(709)	100	(18,872)	7,266	(15)	(5)
Marketable equity securities:
Perpetual preferred securities	794	10	(2)	(73)	—	—	729	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	794	10	(2)	(73)	—	—	729	—	(6)
Total available-for-sale securities	27,439	72	38	(782)	100	(18,872)	7,995	(15)
Mortgages held for sale	3,250	5	—	(874)	336	(343)	2,374	(74)	(7)
Loans	6,021	(211)	—	106	—	(193)	5,723	(178)	(7)
Mortgage servicing rights (residential) (8)	11,538	1,156	—	2,886	—	—	15,580	3,398	(7)
Net derivative assets and liabilities:
Interest rate contracts	659	(662)	—	(39)	—	2	(40)	(186)
Commodity contracts	21	—	—	(66)	(1)	36	(10)	(19)
Equity contracts	(122)	(151)	—	137	(14)	104	(46)	48
Foreign exchange contracts	21	(15)	—	1	2	—	9	(8)
Credit contracts	(1,150)	(30)	—	805	—	—	(375)	345
Other derivative contracts	(78)	75	—	—	—	—	(3)	—
Total derivative contracts	(649)	(783)	—	838	(13)	142	(465)	180	(9)
Other assets	162	315	—	1,026	—	—	1,503	(2)	(3)
Short sale liabilities	—	—	—	—	—	—	—	—	(3)
Other liabilities (excluding derivatives)	(49)	3	—	7	—	—	(39)	5	(7)

(1)	See Table 17.9 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Level 3 transfers out include $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.

(5)	Included in net gains (losses) from debt securities in the income statement.

(6)	Included in net gains (losses) from equity investments in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(9)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation Detail
Table 17.7 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014.

Table 17.7: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2014

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2014
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$10	(12)	—	—	(2)
Collateralized loan and other debt obligations	1,057	(1,174)	—	(4)	(121)
Corporate debt securities	85	(106)	—	—	(21)
Mortgage-backed securities	3	(1)	—	—	2
Asset-backed securities	17	(47)	—	(40)	(70)
Equity securities	—	—	—	(3)	(3)
Total trading securities	1,172	(1,340)	—	(47)	(215)
Other trading assets	11	(1)	1	—	11
Total trading assets (excluding derivatives)	1,183	(1,341)	1	(47)	(204)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	73	(144)	336	(834)	(569)
Mortgage-backed securities:
Residential	—	(44)	—	(2)	(46)
Commercial	—	(31)	—	(6)	(37)
Total mortgage-backed securities	—	(75)	—	(8)	(83)
Corporate debt securities	21	(32)	10	(28)	(29)
Collateralized loan and other debt obligations	134	(34)	—	(503)	(403)
Asset-backed securities:
Auto loans and leases	—	—	—	(214)	(214)
Home equity loans	—	—	—	—	—
Other asset-backed securities	117	(16)	522	(996)	(373)
Total asset-backed securities	117	(16)	522	(1,210)	(587)
Total debt securities	345	(301)	868	(2,583)	(1,671)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(45)	(45)
Other marketable equity securities	—	(4)	—	—	(4)
Total marketable equity securities	—	(4)	—	(45)	(49)
Total available-for-sale securities	345	(305)	868	(2,628)	(1,720)
Mortgages held for sale	208	(276)	167	(375)	(276)
Loans	76	—	438	(618)	(104)
Mortgage servicing rights (residential)	—	(7)	1,196	—	1,189
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,255)	(1,255)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	—	(116)	—	(98)	(214)
Foreign exchange contracts	—	—	—	(14)	(14)
Credit contracts	3	(2)	—	159	160
Other derivative contracts	—	—	—	—	—
Total derivative contracts	3	(118)	—	(1,210)	(1,325)
Other assets	608	(1)	—	(31)	576
Short sale liabilities	20	(27)	—	—	(7)
Other liabilities (excluding derivatives)	—	—	—	21	21
Table 17.9 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013.

Table 17.9: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2013

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2013
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$127	(136)	—	(1)	(10)
Collateralized loan and other debt obligations	1,030	(1,064)	—	(3)	(37)
Corporate debt securities	117	(117)	—	(1)	(1)
Mortgage-backed securities	429	(420)	—	—	9
Asset-backed securities	53	(45)	—	(43)	(35)
Equity securities	—	(3)	—	—	(3)
Total trading securities	1,756	(1,785)	—	(48)	(77)
Other trading assets	—	—	—	—	—
Total trading assets (excluding derivatives)	1,756	(1,785)	—	(48)	(77)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(69)	648	(761)	(182)
Mortgage-backed securities:
Residential	—	(37)	—	(3)	(40)
Commercial	—	(1)	—	(57)	(58)
Total mortgage-backed securities	—	(38)	—	(60)	(98)
Corporate debt securities	—	—	20	(33)	(13)
Collateralized loan and other debt obligations	1,008	(14)	—	(369)	625
Asset-backed securities:
Auto loans and leases	1,751	—	1,047	(3,865)	(1,067)
Home equity loans	—	(5)	—	—	(5)
Other asset-backed securities	1,164	(36)	1,116	(2,213)	31
Total asset-backed securities	2,915	(41)	2,163	(6,078)	(1,041)
Total debt securities	3,923	(162)	2,831	(7,301)	(709)
Marketable equity securities:
Perpetual preferred securities	—	(20)	—	(53)	(73)
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	(20)	—	(53)	(73)
Total available-for-sale securities	3,923	(182)	2,831	(7,354)	(782)
Mortgages held for sale	286	(574)	—	(586)	(874)
Loans	23	—	452	(369)	106
Mortgage servicing rights (residential)	—	(583)	3,469	—	2,886
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(39)	(39)
Commodity contracts	—	—	—	(66)	(66)
Equity contracts	—	(148)	—	285	137
Foreign exchange contracts	—	—	—	1	1
Credit contracts	7	(5)	(4)	807	805
Other derivative contracts	—	—	—	—	—
Total derivative contracts	7	(153)	(4)	988	838
Other assets	1,064	(2)	—	(36)	1,026
Short sale liabilities	8	(8)	—	—	—
Other liabilities (excluding derivatives)	—	—	(4)	11	7
Table 17.5 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015.

Table 17.5: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2015

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2015
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$4	(2)	—	(1)	1
Collateralized loan and other debt obligations	1,093	(1,203)	—	—	(110)
Corporate debt securities	45	(45)	—	—	—
Mortgage-backed securities	—	(1)	—	—	(1)
Asset-backed securities	—	(5)	—	(9)	(14)
Equity securities	—	—	—	(11)	(11)
Total trading securities	1,142	(1,256)	—	(21)	(135)
Other trading assets	4	(27)	—	(1)	(24)
Total trading assets (excluding derivatives)	1,146	(1,283)	—	(22)	(159)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(65)	555	(1,181)	(691)
Mortgage-backed securities:
Residential	—	(22)	—	—	(22)
Commercial	—	(8)	—	(22)	(30)
Total mortgage-backed securities	—	(30)	—	(22)	(52)
Corporate debt securities	200	(11)	—	(10)	179
Collateralized loan and other debt obligations	109	(325)	—	(355)	(571)
Asset-backed securities:
Auto loans and leases	—	—	—	(264)	(264)
Home equity loans	—	—	—	—	—
Other asset-backed securities	141	(1)	274	(593)	(179)
Total asset-backed securities	141	(1)	274	(857)	(443)
Total debt securities	450	(432)	829	(2,425)	(1,578)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(24)	(24)
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	—	—	(24)	(24)
Total available-for-sale securities	450	(432)	829	(2,449)	(1,602)
Mortgages held for sale	202	(1,605)	777	(351)	(977)
Loans	72	—	379	(795)	(344)
Mortgage servicing rights (residential)	—	(3)	1,556	(6)	1,547
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,137)	(1,137)
Commodity contracts	—	—	—	6	6
Equity contracts	15	(103)	—	6	(82)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	12	(3)	—	158	167
Other derivative contracts	—	—	—	1	1
Total derivative contracts	27	(106)	—	(966)	(1,045)
Other assets	97	(20)	—	(25)	52
Short sale liabilities	21	(15)	—	—	6
Other liabilities (excluding derivatives)	—	—	—	11	11

Fair Value, Assets and Liabilities Measured on Recurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
Table 17.10 and Table 17.11 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third-party vendors are not included in the table as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liability Valuation Processes” section previously within this Note). In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Table 17.10: Valuation Techniques – Recurring Basis – 2015

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2015
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$1,213		Discounted cash flow	Discount rate	0.8	-	5.6%		1.9
	51		Vendor priced
Auction rate securities and other municipal bonds	244		Discounted cash flow	Discount rate	0.8	-	4.5		2.0
				Weighted average life	1.0	-	10.0	yrs	4.7
Collateralized loan and other debt obligations (2)	343		Market comparable pricing	Comparability adjustment	(20.0)	-	20.3%		2.9
	565		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	608		Discounted cash flow	Discount rate	1.0	-	5.0		3.2
Other commercial and consumer	508	(4)	Discounted cash flow	Discount rate	2.5	-	6.3		3.8
				Weighted average life	1.0	-	9.4	yrs	4.3
	66		Vendor priced
Mortgages held for sale (residential)	1,033		Discounted cash flow	Default rate	0.5	-	13.7%		3.6
				Discount rate	1.1	-	6.3		4.7
				Loss severity	0.1	-	22.7		11.2
				Prepayment rate	2.6	-	9.6		6.4
	49		Market comparable pricing	Comparability adjustment	(53.3)	-	0.0		(32.6)
Loans	5,316	(5)	Discounted cash flow	Discount rate	0.0	-	3.9		3.1
				Prepayment rate	0.2	-	100.0		14.6
				Utilization rate	0.0	-	0.8		0.3
Mortgage servicing rights (residential)	12,415		Discounted cash flow	Cost to service per loan (6)	$70	-	599		168
				Discount rate	6.8	-	11.8%		7.3
				Prepayment rate (7)	10.1	-	18.9		11.4
Net derivative assets and (liabilities):
Interest rate contracts	230		Discounted cash flow	Default rate	0.1	-	9.6		2.6
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	0.3	-	2.5		2.2
Interest rate contracts: derivative loan commitments	58	(8)	Discounted cash flow	Fall-out factor	1.0	-	99.0		18.8
				Initial-value servicing	(30.6)	-	127.0	bps	41.5
Equity contracts	72		Discounted cash flow	Conversion factor	(10.6)	-	0.0%		(8.1)
				Weighted average life	0.5	-	2.0	yrs	1.5
	(183)		Option model	Correlation factor	(77.0)	-	98.5%		66.0
				Volatility factor	6.5	-	91.3		24.2
Credit contracts	(9)		Market comparable pricing	Comparability adjustment	(53.6)	-	18.2		(0.6)
	6		Option model	Credit spread	0.0	-	19.9		1.6
				Loss severity	13.0	-	73.0		49.6

Other assets: nonmarketable equity investments	3,065		Market comparable pricing	Comparability adjustment	(19.1)	-	(5.5)		(15.1)

Insignificant Level 3 assets, net of liabilities	516	(9)
Total level 3 assets, net of liabilities	$26,166	(10)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $257 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Consists largely of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.

(5)	Consists predominantly of reverse mortgage loans securitized with GNMA that were accounted for as secured borrowing transactions.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $70 - $335.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)	Total derivative loan commitments were a net asset of $56 million, of which a $2 million derivative liability was classified as level 2 at December 31, 2015.

(9)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, certain other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and other derivative contracts.

(10)	Consists of total Level 3 assets of $27.7 billion and total Level 3 liabilities of $1.5 billion, before netting of derivative balances.

Table 17.11: Valuation Techniques – Recurring Basis – 2014

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average (1)
December 31, 2014
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$1,900		Discounted cash flow	Discount rate	0.4	-	5.6%		1.5
	61		Vendor priced
Auction rate securities and other municipal bonds	323		Discounted cash flow	Discount rate	1.5	-	7.6		3.9
				Weighted average life	1.3	-	19.4	yrs	6.4
Collateralized loan and other debt obligations (2)	565		Market comparable pricing	Comparability adjustment	(53.9)	-	25.0%		0.9
	967		Vendor priced
Asset-backed securities:
Auto loans and leases	245		Discounted cash flow	Discount rate	0.4	-	0.4		0.4
Other asset-backed securities:
Diversified payment rights (3)	661		Discounted cash flow	Discount rate	0.9	-	7.1		2.9
Other commercial and consumer	750	(4)	Discounted cash flow	Discount rate	1.9	-	21.5		5.0
				Weighted average life	1.6	-	10.7	yrs	4.0
	40		Vendor priced
Marketable equity securities: perpetual preferred	663	(5)	Discounted cash flow	Discount rate	4.1	-	9.3%		6.6
				Weighted average life	1.0	-	11.8	yrs	9.7
Mortgages held for sale (residential)	2,235		Discounted cash flow	Default rate	0.4	-	15.0%		2.6
				Discount rate	1.1	-	7.7		5.2
				Loss severity	0.1	-	26.4		18.3
				Prepayment rate	2.0	-	15.5		8.1
	78		Market comparable pricing	Comparability adjustment	(93.0)	-	10.0		(30.0)
Loans	5,788	(6)	Discounted cash flow	Discount rate	0.0	-	3.8		3.1
				Prepayment rate	0.6	-	100.0		11.2
				Utilization rate	0.0	-	1.0		0.4
Mortgage servicing rights (residential)	12,738		Discounted cash flow	Cost to service per loan (7)	$86	-	683		179
				Discount rate	5.9	-	16.9%		7.6
				Prepayment rate (8)	8.0	-	22.0		12.5
Net derivative assets and (liabilities):
Interest rate contracts	196		Discounted cash flow	Default rate	0.00	-	0.02		0.01
				Loss severity	50.0	-	50.0		50.0
Interest rate contracts: derivative loan commitments	97		Discounted cash flow	Fall-out factor	1.0	-	99.0		24.5
				Initial-value servicing	(31.1)	-	113.3	bps	46.5
Equity contracts	162		Discounted cash flow	Conversion factor	(11.2)	-	0.0%		(8.4)
				Weighted average life	1.0	-	2.0	yrs	1.3
	(246)		Option model	Correlation factor	(56.0)	-	96.3%		42.1
				Volatility factor	8.3	-	80.9		28.3
Credit contracts	(192)		Market comparable pricing	Comparability adjustment	(28.6)	-	26.3		1.8
	3		Option model	Credit spread	0.0	-	17.0		0.9
				Loss severity	11.5	-	72.5		48.7

Other assets: nonmarketable equity investments	2,512		Market comparable pricing	Comparability adjustment	(19.7)	-	(4.0)		(14.7)

Insignificant Level 3 assets, net of liabilities	507	(9)
Total level 3 assets, net of liabilities	$30,054	(10)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $500 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.

(5)	Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.

(6)	Consists predominantly of reverse mortgage loans securitized with GNMA that were accounted for as secured borrowing transactions.

(7)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $86 - $270.

(8)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(9)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, certain other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and other derivative contracts.

(10)	Consists of total Level 3 assets of $32.3 billion and total Level 3 liabilities of $2.3 billion, before netting of derivative balances.

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis
Table 17.12 provides the fair value hierarchy and carrying amount of all assets that were still held as of December 31, 2015, and 2014, and for which a nonrecurring fair value adjustment was recorded during the years then ended.

Table 17.12: Fair Value on a Nonrecurring Basis

	December 31, 2015				December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$—	4,667	1,047	5,714	—	2,197	1,098	3,295
Loans held for sale	—	279	—	279	—	—	—	—
Loans:
Commercial	—	191	—	191	—	243	—	243
Consumer	—	1,406	7	1,413	—	2,018	5	2,023
Total loans (2)	—	1,597	7	1,604	—	2,261	5	2,266
Other assets (3)	—	280	654	934	—	417	460	877

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

(2)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.

(3)	Includes the fair value of foreclosed real estate, other collateral owned and nonmarketable equity investments.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis
Table 17.13 presents the increase (decrease) in value of certain assets for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 17.13: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2015	2014
Mortgages held for sale (LOCOM)	$(3)	33
Loans held for sale	(3)	—
Loans:
Commercial	(165)	(125)
Consumer	(1,001)	(1,336)
Total loans (1)	(1,166)	(1,461)
Other assets (2)	(396)	(341)
Total	$(1,568)	(1,769)

(1)	Represents write-downs of loans based on the appraised value of the collateral.

(2)
Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets. Also includes impairment losses on nonmarketable equity investments.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
Table 17.14 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a nonrecurring basis for which we use an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 17.14: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2015
Residential mortgages held for sale (LOCOM)	$1,047	(3)	Discounted cash flow	Default rate	(4)	0.5	-	5.0%	4.2%
				Discount rate		1.5	-	8.5	3.5
				Loss severity		0.0	-	26.1	2.9
				Prepayment rate	(5)	2.6	-	100.0	65.4
Other assets: nonmarketable equity investments	286		Net asset value	Net asset value	(6)
	228		Market comparable pricing	Comparability adjustment		5.0	-	9.2	8.5
Insignificant level 3 assets	147
Total	$1,708
December 31, 2014
Residential mortgages held for sale (LOCOM)	$1,098	(3)	Discounted cash flow	Default rate	(4)	0.9	-	3.8%	2.1%
				Discount rate		1.5	-	8.5	3.6
				Loss severity		0.0	-	29.8	3.8
				Prepayment rate	(5)	2.0	-	100.0	65.5
Other assets: nonmarketable equity investments	171		Market comparable pricing	Comparability adjustment		6.0	-	6.0	6.0
Insignificant level 3 assets	294
Total	$1,563

(1)	Refer to the narrative following Table 17.11 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MHFS, weighted averages are calculated using outstanding unpaid principal balance of the loans.

(3)
Consists of $1.0 billion government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitization at both December 31, 2015 and 2014, and $41 million and $78 million of other mortgage loans that are not government insured/guaranteed at December 31, 2015 and 2014, respectively.

(4)	Applies only to non-government insured/guaranteed loans.

(5)	Includes the impact on prepayment rate of expected defaults for the government insured/guaranteed loans, which impacts the frequency and timing of early resolution of loans.

(6)	The range and weighted average have not been provided since the investments have been recorded at their net asset redemption values.

Fair Value Investments in Entities that Calculate Net Asset Value Per Share
Table 17.15 summarizes our investments in various types of funds for which we use net asset values (NAVs) per share as a practical expedient to measure fair value on recurring and nonrecurring bases. The investments are included in trading assets, available-for-sale securities, and other assets. The table excludes those investments that are probable of being sold at an amount different from the funds’ NAVs.

Table 17.15: Alternative Investments

(in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
December 31, 2015
Offshore funds	$2	—	Daily - Monthly	1 - 30 days
Hedge funds	—	—	Daily - Quarterly	1 - 90 days
Private equity funds (1)(2)	555	135	N/A	N/A
Venture capital funds (2)	85	9	N/A	N/A
Total (3)	$642	144
December 31, 2014
Offshore funds	$125	—	Daily - Quarterly	1 - 60 days
Hedge funds	1	—	Daily - Quarterly	1-90 days
Private equity funds (1)(2)	1,313	243	N/A	N/A
Venture capital funds (2)	68	9	N/A	N/A
Total (3)	$1,507	252
N/A - Not applicable

(1)
Excludes a private equity fund investment of $0 million and $171 million at December 31, 2015 and 2014, respectively. This investment was sold in second quarter 2015 for an amount different from the fund's NAV.

(2)	Includes certain investments subject to the Volcker Rule that we may have to divest.

(3)
December 31, 2015 and 2014, include $602 million and $1.3 billion respectively, of fair value for nonmarketable equity investments carried at cost for which we use NAVs as a practical expedient for determining nonrecurring fair value adjustments. The fair values of investments that had nonrecurring fair value adjustments were $154 million and $108 million at December 31, 2015 and 2014, respectively.

Fair Value Option, Carrying Amount
Table 17.16 reflects differences between the fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 17.16: Fair Value Option

	December 31, 2015			December 31, 2014
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Trading assets - loans:
Total loans	$886	935	(49)	1,387	1,410	(23)
Nonaccrual loans	—	—	—	—	1	(1)
Mortgages held for sale:
Total loans	13,539	13,265	274	15,565	15,246	319
Nonaccrual loans	161	228	(67)	160	252	(92)
Loans 90 days or more past due and still accruing	19	22	(3)	27	30	(3)
Loans held for sale:
Total loans	—	5	(5)	1	10	(9)
Nonaccrual loans	—	5	(5)	1	10	(9)
Loans:
Total loans	5,316	5,184	132	5,788	5,527	261
Nonaccrual loans	305	322	(17)	367	376	(9)
Other assets (1)	3,065	N/A	N/A	2,512	N/A	N/A

(1)	Consists of nonmarketable equity investments carried at fair value. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for more information.

Fair Value Option, Gains and Losses
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets and liabilities measured at fair value are shown in Table 17.17 by income statement line item.
Table 17.17: Fair Value Option – Changes in Fair Value Included in Earnings

						Year ended December 31,
	2015			2014			2013
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income
Trading assets - loans	$—	4	4	—	29	4	—	40	3
Mortgages held for sale	1,808	—	—	2,211	—	—	2,073	—	—
Loans held for sale	—	—	—	—	—	—	—	—	—
Loans	—	—	(122)	—	—	(49)	—	—	(216)
Other assets	—	—	457	—	—	518	—	—	324
Other interests held (1)	—	(6)	—	—	(12)	—	—	(15)	—

(1)	Includes retained interests in securitizations.

Fair Value Option, Instrument Specific Credit Risk
Table 17.18 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 17.18: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2015	2014	2013
Gains (losses) attributable to instrument-specific credit risk:
Trading assets - loans	$4	29	40
Mortgages held for sale	29	60	126
Total	$33	89	166

Fair Value, Estimated for Financial Instruments Not Carried at Fair Value
Table 17.19 is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis as they are included within Table 17.2 included earlier in this Note. The carrying amounts in the following table are recorded on the balance sheet under the indicated captions, except for nonmarketable equity investments, which are included in other assets.
We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

Table 17.19: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2015
Financial assets
Cash and due from banks (1)	$19,111	19,111	—	—	19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	270,130	14,057	255,911	162	270,130
Held-to-maturity securities	80,197	45,167	32,052	3,348	80,567
Mortgages held for sale (2)	6,064	—	5,019	1,047	6,066
Loans held for sale (2)	279	—	279	—	279
Loans, net (3)	887,497	—	60,848	839,816	900,664
Nonmarketable equity investments (cost method)	7,035	—	14	7,890	7,904
Financial liabilities
Deposits	1,223,312	—	1,194,781	28,616	1,223,397
Short-term borrowings (1)	97,528	—	97,528	—	97,528
Long-term debt (4)	199,528	—	188,015	10,468	198,483
December 31, 2014
Financial assets
Cash and due from banks (1)	$19,571	19,571	—	—	19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	258,429	8,991	249,438	—	258,429
Held to maturity securities	55,483	41,548	9,021	5,790	56,359
Mortgages held for sale (2)	3,971	—	2,875	1,098	3,973
Loans held for sale (2)	721	—	739	—	739
Loans, net (3)	832,671	—	60,052	784,786	844,838
Nonmarketable equity investments (cost method)	7,033	—	—	8,377	8,377
Financial liabilities
Deposits	1,168,310	—	1,132,845	35,566	1,168,411
Short-term borrowings (1)	63,518	—	63,518	—	63,518
Long-term debt (4)	183,934	—	174,996	10,479	185,475

(1)	Amounts consist of financial instruments in which carrying value approximates fair value.

(2)	Balance reflects MHFS and LHFS, as applicable, other than those MHFS and LHFS for which we elected the fair value option.

(3)
Loans exclude balances for which the fair value option was elected and also exclude lease financing with a carrying amount of $12.4 billion and $12.3 billion at December 31, 2015 and 2014, respectively.

(4)	The carrying amount and fair value exclude obligations under capital leases of $8 million and $9 million at December 31, 2015 and 2014, respectively.